Summary of Activity in Two Thousand Seven Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share options (common share equivalents)
Beginning Balance	1,069,045	1,258,082	1,502,916
Options granted during the period	201,658	173,350	151,687
Options exercised during the period	(302,100)	(358,884)	(364,046)
Options forfeited during the period	(2,675)	(3,503)	(32,475)
Ending Balance	965,928	1,069,045	1,258,082
Options exercisable at period end	317,340
Options vested and expected to vest at period end	957,084
Weighted average exercise price
Beginning Balance	$ 18.86	$ 16.51	$ 15.01
Options granted during the period	$ 28.21	$ 28.54	$ 28.26
Options exercised during the period	$ 15.45	$ 15.29	$ 15.41
Options forfeited during the period	$ 22.63	$ 18.48	$ 14.49
Ending Balance	$ 21.87	$ 18.86	$ 16.51
Options exercisable at period end	$ 16.30
Options vested and expected to vest at period end	$ 21.82
Restricted Share Units
Restricted share units
Beginning Balance	1,178,612	1,265,896	1,346,506
Share units granted during the period	213,295	191,449	152,687
Share units vested during the period	(376,056)	(274,172)	(193,241)
Share units forfeited during the period	(4,445)	(4,561)	(40,056)
Ending Balance	1,011,406	1,178,612	1,265,896
Share units outstanding and expected to vest at period end	1,000,827
Weighted average grant date fair value
Beginning Balance	$ 15.95	$ 13.90	$ 12.28
Share units granted during the period	$ 28.29	$ 25.45	$ 25.62
Share units vested during the period	$ 14.37	$ 13.23	$ 12.20
Share units forfeited during the period	$ 17.58	$ 14.73	$ 12.04
Ending Balance	$ 19.13	$ 15.95	$ 13.90
Share units outstanding and expected to vest at period end	$ 19.33